Options, Warrants, and Restricted Stock Units - Schedule of Stock Warrants Issued, Exercised and Outstanding (Details)	9 Months Ended
Sep. 30, 2017 $ / shares shares
Number Outstanding and Exercisable	1,906,875
Warrants to Purchase Common Stock #1 [Member]
Date of Grant	Mar. 31, 2014
Exercise Price | $ / shares	$ 9.60
Expiration Date	Mar. 31, 2019
Remaining Contractual Life (Years)	1 year 6 months
Number Outstanding and Exercisable	312,500
Warrants to Purchase Common Stock #2 [Member]
Date of Grant	Mar. 31, 2014
Exercise Price | $ / shares	$ 10.00
Expiration Date	Mar. 31, 2019
Remaining Contractual Life (Years)	1 year 6 months
Number Outstanding and Exercisable	94,375
Warrants to Purchase Common Stock #3 [Member]
Date of Grant	Feb. 24, 2015
Exercise Price | $ / shares	$ 15.00
Expiration Date	Feb. 24, 2022
Remaining Contractual Life (Years)	4 years 4 months 27 days
Number Outstanding and Exercisable	1,500,000